Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Information [Line Items]
Cash interest paid, including realized interest rate swap settlements	$ 274.2	$ 279.1	$ 271.3
Cash interest paid relating to interest rate swap amendments and terminations	0	149.7	0
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary			$ 35.0
Ownership interest			33.00%